OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Maintenance and materials	$ (579,726)	$ (404,715)	$ (384,367)
Fees for services	(476,131)	(313,561)	(351,963)
Directors and Supervisory Committee's fees	(8,536)	(5,844)	(4,804)
Total fees for services, maintenance, materials and supplies	$ (1,064,393)	$ (724,120)	$ (741,134)